Document and Entity Information	Oct. 08, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002080019
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	GigCapital8 Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-42893
Entity Tax Identification Number	98-1868645
Entity Address, Address Line One	1731 Embarcadero Rd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	(650)
Local Phone Number	276-7040
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Right To Receive One Fifth Of One Class A Ordinary Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one-fifth of one Class A ordinary share
Trading Symbol	GIWWU
Security Exchange Name	NASDAQ
Class A Ordinary Shares 0.0001 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, $0.0001 par value
Trading Symbol	GIW
Security Exchange Name	NASDAQ
Rights One Right To Receive One Fifth Of One Class A Ordinary Share Each Five Rights Entitling The Holder Thereof To Receive One Class A Ordinary Share Upon The Consummation Of A Business Combination [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights, one right to receive one-fifth of one Class A ordinary share, each five rights entitling the holder thereof to receive one Class A ordinary
Trading Symbol	GIWWR
Security Exchange Name	NASDAQ